UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04494

                                             The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 5.7% compared with an increase of 6.1% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)						Since Inception (3/3/86)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABAX)	5.74%	14.90%	10.31%	6.81%	8.09%	11.83%
S&P 500 Index	6.07	17.17	13.30	7.51	7.09	10.33	(d)
Dow Jones Industrial Average	5.20	19.81	12.09	8.05	7.32	11.21	(d)
Nasdaq Composite Index	10.13	22.93	15.38	10.60	9.23	9.30	(d)
Class A (GATAX)	5.74	14.88	10.31	6.81	8.09	11.83
With sales charge (b)	(0.34)	8.27	9.01	6.17	7.67	11.61
Class C (GATCX)	5.53	14.03	9.48	6.01	7.38	11.48
With contingent deferred sales charge (c)	4.53	13.03	9.48	6.01	7.38	11.48
Class I (GABIX)	5.81	15.19	10.58	7.05	8.26	11.92

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.3%
525,000	Aerojet Rocketdyne Holdings Inc.†	$11,392,500
5,000	Lockheed Martin Corp.	1,338,000
6,000	Northrop Grumman Corp.	1,427,040
1,866,100	Rolls-Royce Holdings plc	17,628,759
10,000	The Boeing Co.	1,768,600

		33,554,899

	Agriculture — 0.5%
220,000	Archer Daniels Midland Co.	10,128,800
20,000	Monsanto Co.	2,264,000
6,500	Potash Corp. of Saskatchewan Inc.	111,020
25,000	The Mosaic Co.	729,500

		13,233,320

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	132,000

	Automotive — 0.7%
6,000	Ferrari NV	446,160
50,000	General Motors Co.	1,768,000
420,000	Navistar International Corp.†	10,340,400
91,500	PACCAR Inc.	6,148,800
3,000	Volkswagen AG	446,937

		19,150,297

	Automotive: Parts and Accessories — 3.3%
143,000	BorgWarner Inc.	5,975,970
40,000	Brembo SpA	2,959,312
481,000	Dana Inc.	9,288,110
442,000	Genuine Parts Co.	40,845,220
74,000	Modine Manufacturing Co.†	902,800
45,000	O’Reilly Automotive Inc.†	12,142,800
30,000	Standard Motor Products Inc.	1,474,200
75,000	Superior Industries International Inc.	1,901,250
85,000	Tenneco Inc.	5,305,700
45,000	Visteon Corp.†	4,407,750

		85,203,112

	Aviation: Parts and Services — 0.7%
5,000	Arconic Inc.	131,709
1,850,000	BBA Aviation plc	7,057,884
55,500	Curtiss-Wright Corp.	5,064,930
112,000	Kaman Corp.	5,390,560
40,000	KLX Inc.†	1,788,000

		19,433,083

	Broadcasting — 2.5%
292,800	CBS Corp., Cl. A, Voting	20,610,192
18,000	Cogeco Inc.	806,166
26,666	Corus Entertainment Inc., New York, Cl. B	261,327
13,334	Corus Entertainment Inc., Toronto, Cl. B	130,949
120,000	ITV plc	329,111
38,250	Liberty Broadband Corp., Cl. A†	3,254,693

Shares		Market Value
127,682	Liberty Broadband Corp., Cl. C†	$11,031,725
34,500	Liberty Media Corp. - Liberty Formula One, Cl. A†	1,128,150
72,500	Liberty Media Corp. - Liberty Formula One, Cl. C†	2,475,875
55,000	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	2,140,600
205,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	7,949,900
330,000	MSG Networks Inc., Cl. A†	7,705,500
10,000	Naspers Ltd., Cl. N	1,725,519
50,000	Pandora Media Inc.†	590,500
50,000	Sky plc	611,414
366,000	Television Broadcasts Ltd.	1,478,788
40,000	Tokyo Broadcasting System Holdings Inc.	714,273
48,000	Tribune Media Co., Cl. A	1,788,960

		64,733,642

	Building and Construction — 1.4%
37,516	Armstrong Flooring Inc.†	691,045
39,000	Assa Abloy AB, Cl. B	802,140
153,760	Fortune Brands Home & Security Inc.	9,356,296
99,000	Herc Holdings Inc.†	4,840,110
464,999	Johnson Controls International plc	19,585,771
14,500	Layne Christensen Co.†	128,180

		35,403,542

	Business Services — 3.3%
60,000	Blucora Inc.†	1,038,000
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,361,250
41,000	Ecolab Inc.	5,138,940
140,000	Fly Leasing Ltd., ADR†	1,836,800
57,000	Landauer Inc.	2,778,750
304,000	Live Nation Entertainment Inc.†	9,232,480
145,000	Macquarie Infrastructure Corp.	11,684,100
190,000	MasterCard Inc., Cl. A	21,369,300
20,000	MOCON Inc.	435,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	205,520
75,000	The Brink’s Co.	4,008,750
870,000	The Interpublic Group of Companies Inc.	21,375,900
24,000	Vectrus Inc.†	536,400
64,000	Visa Inc., Cl. A	5,687,680

		86,688,870

	Cable and Satellite — 4.9%
148,000	AMC Networks Inc., Cl. A†	8,684,640
1,500	Cable One Inc.	936,705
10,000	Charter Communications Inc., Cl. A†	3,273,200
486,000	Comcast Corp., Cl. A	18,268,740
327,200	DISH Network Corp., Cl. A†	20,773,928
114,000	EchoStar Corp., Cl. A†	6,492,300
147,900	Liberty Global plc, Cl. A†	5,305,173
411,000	Liberty Global plc, Cl. C†	14,401,440
23,698	Liberty Global plc LiLAC, Cl. A†	527,044
49,933	Liberty Global plc LiLAC, Cl. C†	1,150,456

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
626,000	Rogers Communications Inc., New York, Cl. B	$27,681,720
50,000	Rogers Communications Inc., Toronto, Cl. B	2,210,776
165,000	Scripps Networks Interactive Inc., Cl. A	12,931,050
118,000	Shaw Communications Inc., New York, Cl. B	2,444,960
120,000	Shaw Communications Inc., Toronto, Cl. B	2,487,799

		127,569,931

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	100,355
79,500	Royce Value Trust Inc.	1,113,000

		1,213,355

	Communications Equipment — 0.5%
234,000	Corning Inc.	6,318,000
59,000	Harris Corp.	6,564,930

		12,882,930

	Computer Hardware — 0.1%
12,000	Apple Inc.	1,723,920

	Computer Software and Services — 1.6%
5,500	Alphabet Inc., Cl. C†	4,562,580
6,400	CommerceHub Inc., Cl. A†	99,072
20,400	CommerceHub Inc., Cl. C†	316,812
114,000	Diebold Nixdorf Inc.	3,499,800
18,000	DST Systems Inc.	2,205,000
160,000	eBay Inc.†	5,371,200
51,500	Fidelity National Information Services Inc.	4,100,430
252,900	Hewlett Packard Enterprise Co.	5,993,730
265,000	Internap Corp.†	985,800
5,000	Microsoft Corp.	329,300
7,992	NetScout Systems Inc.†	303,296
60,000	Rockwell Automation Inc.	9,342,600
125,000	Yahoo! Inc.†	5,801,250

		42,910,870

	Consumer Products — 4.5%
30,000	Brunswick Corp.	1,836,000
11,000	Christian Dior SE	2,555,847
75,000	Church & Dwight Co. Inc.	3,740,250
17,000	Coty Inc., Cl. A	308,210
421,000	Edgewell Personal Care Co.†	30,791,940
257,000	Energizer Holdings Inc.	14,327,750
3,400	Givaudan SA	6,123,496
30,000	Harley-Davidson Inc.	1,815,000
2,000	Hermes International	947,535
6,000	National Presto Industries Inc.	613,200
47,000	Reckitt Benckiser Group plc	4,290,447
100,000	Sally Beauty Holdings Inc.†	2,044,000
10,000	Svenska Cellulosa AB, Cl. A	329,217
42,000	Svenska Cellulosa AB, Cl. B	1,354,589
1,006,400	Swedish Match AB	32,739,321

Shares		Market Value
10,000	Syratech Corp.†	$30
4,000	The Estee Lauder Companies Inc., Cl. A	339,160
120,000	The Procter & Gamble Co.	10,782,000
40,000	Unilever plc, ADR	1,973,600
35,000	Wolverine World Wide Inc.	873,950

		117,785,542

	Consumer Services — 1.9%
5,000	Allegion plc	378,500
99,000	IAC/InterActiveCorp.†	7,298,280
27,200	Liberty Expedia Holdings Inc., Cl. A†	1,237,056
466,600	Liberty Interactive Corp. QVC Group, Cl. A†	9,341,332
30,000	Liberty TripAdvisor Holdings Inc., Cl. A†	423,000
62,800	Liberty Ventures, Cl. A†	2,793,344
774,150	Rollins Inc.	28,744,190

		50,215,702

	Diversified Industrial — 4.7%
500	Acuity Brands Inc.	102,000
5,000	Anixter International Inc.†	396,500
338,700	Crane Co.	25,344,921
100,000	Eaton Corp. plc	7,415,000
136,000	Greif Inc., Cl. A	7,492,240
284,000	Honeywell International Inc.	35,463,080
36,000	HRG Group Inc.†	695,520
24,000	Ingersoll-Rand plc	1,951,680
250,000	ITT Inc.	10,255,000
30,000	Jardine Matheson Holdings Ltd.	1,927,500
124,000	Jardine Strategic Holdings Ltd.	5,208,000
132,000	Katy Industries Inc.†	25,080
252,000	Myers Industries Inc.	3,994,200
30,000	Pentair plc	1,883,400
12,000	Sulzer AG	1,255,528
185,000	Textron Inc.	8,804,150
330,000	Toray Industries Inc.	2,925,627
230,000	Trinity Industries Inc.	6,106,500
4,000	Waters Corp.†	625,240

		121,871,166

	Electronics — 2.0%
140,000	Cypress Semiconductor Corp.	1,926,400
2,335	Fortive Corp.	140,614
8,000	Kyocera Corp., ADR	449,040
1,500	Mettler-Toledo International Inc.†	718,365
2,200	Samsung Electronics Co. Ltd., GDR†	2,018,500
910,000	Sony Corp., ADR	30,694,300
40,000	TE Connectivity Ltd.	2,982,000
110,000	Texas Instruments Inc.	8,861,600
25,000	Thermo Fisher Scientific Inc.	3,840,000

		51,630,819

	Energy and Utilities — 3.8%
11,000	Anadarko Petroleum Corp.	682,000

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
9,000	Baker Hughes Inc.	$538,380
130,000	BP plc, ADR	4,487,600
108,000	Chevron Corp.	11,595,960
170,000	ConocoPhillips	8,477,900
50,000	CONSOL Energy Inc.†	839,000
113,000	Devon Energy Corp.	4,714,360
4,000	Edison International	318,440
204,000	El Paso Electric Co.	10,302,000
34,500	Enbridge Inc.	1,443,480
90,000	EOG Resources Inc.	8,779,500
152,000	Exxon Mobil Corp.	12,465,520
130,000	GenOn Energy Inc., Escrow†	0
167,000	Halliburton Co.	8,218,070
65,000	Kinder Morgan Inc.	1,413,100
13,000	Marathon Petroleum Corp.	657,020
244,000	National Fuel Gas Co.	14,547,280
56,400	Oceaneering International Inc.	1,527,312
5,000	Phillips 66	396,100
48,000	Rowan Companies plc, Cl. A†	747,840
53,000	Southwest Gas Holdings Inc.	4,394,230
95,000	The AES Corp.	1,062,100
10,000	Wartsila OYJ Abp	535,002
190,000	Weatherford International plc†	1,263,500

		99,405,694

	Entertainment — 7.1%
195,500	Discovery Communications Inc., Cl. A†	5,687,095
515,000	Discovery Communications Inc., Cl. C†	14,579,650
706,000	Grupo Televisa SAB, ADR	18,313,640
17,000	Liberty Media Corp. - Liberty Braves, Cl. A†	406,980
103,028	Liberty Media Corp. - Liberty Braves, Cl. C†	2,436,612
70,121	Lions Gate Entertainment Corp., Cl. B†	1,709,544
137,833	The Madison Square Garden Co, Cl. A†	27,526,628
225,000	Time Warner Inc.	21,984,750
2,068,900	Twenty-First Century Fox Inc., Cl. A	67,011,671
85,000	Twenty-First Century Fox Inc., Cl. B	2,701,300
435,500	Viacom Inc., Cl. A	21,230,625
25,000	Viacom Inc., Cl. B	1,165,500
50,000	Vivendi SA	972,124

		185,726,119

	Environmental Services — 2.6%
614,300	Republic Services Inc.	38,584,183
58,000	Waste Connections Inc.	5,116,760
345,000	Waste Management Inc.	25,157,400

		68,858,343

	Equipment and Supplies — 6.8%
766,000	AMETEK Inc.	41,425,280
12,000	Amphenol Corp., Cl. A	854,040
10,000	AZZ Inc.	595,000

Shares		Market Value
92,000	CIRCOR International Inc.	$5,468,480
110,000	Crown Holdings Inc.†	5,824,500
166,000	CTS Corp.	3,535,800
4,670	Danaher Corp.	399,425
563,900	Donaldson Co. Inc.	25,668,728
545,000	Flowserve Corp.	26,388,900
54,000	Graco Inc.	5,083,560
262,400	IDEX Corp.	24,537,024
80,000	Interpump Group SpA	1,860,505
16,000	Lawson Products Inc.†	359,200
130,000	Mueller Industries Inc.	4,449,900
180,000	Sealed Air Corp.	7,844,400
93,000	The Manitowoc Co. Inc.†	530,100
50,000	The Timken Co.	2,260,000
26,000	The Toro Co.	1,623,960
75,000	The Weir Group plc	1,801,353
23,000	Valmont Industries Inc.	3,576,500
244,000	Watts Water Technologies Inc., Cl. A	15,213,400

		179,300,055

	Financial Services — 11.0%
13,400	Alleghany Corp.†	8,236,444
70,000	AllianceBernstein Holding LP	1,599,500
418,600	American Express Co.	33,115,446
3,400	Ameriprise Financial Inc.	440,912
32,000	Argo Group International Holdings Ltd.	2,169,600
60,000	Bank of America Corp.	1,415,400
168	Berkshire Hathaway Inc., Cl. A†	41,974,800
5,970	BKF Capital Group Inc.†	43,521
65,000	Citigroup Inc.	3,888,300
4,000	Credit Acceptance Corp.†	797,640
170,000	Fortress Investment Group LLC, Cl. A	1,351,500
100,000	GAM Holding AG	1,232,966
254,000	H&R Block Inc.	5,905,500
50,000	Interactive Brokers Group Inc., Cl. A	1,736,000
400,000	Janus Capital Group Inc.	5,280,000
247,300	JPMorgan Chase & Co.	21,722,832
84,500	Kinnevik AB, Cl. A	2,519,728
109,000	Kinnevik AB, Cl. B	2,907,267
186,500	KKR & Co. LP	3,399,895
247,000	Legg Mason Inc.	8,919,170
29,000	LendingTree Inc.†	3,635,150
35,000	Leucadia National Corp.	910,000
40,000	Loews Corp.	1,870,800
39,000	M&T Bank Corp.	6,034,470
112,000	Marsh & McLennan Companies Inc.	8,275,680
44,000	Northern Trust Corp.	3,809,520
147,000	PayPal Holdings Inc.†	6,323,940
28,500	Popular Inc.	1,160,805
134,200	State Street Corp.	10,683,662
20,000	SunTrust Banks Inc.	1,106,000
51,000	T. Rowe Price Group Inc.	3,475,650

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
666,900	The Bank of New York Mellon Corp.	$31,497,687
55,000	The Blackstone Group LP	1,633,500
13,500	The Goldman Sachs Group Inc.	3,101,220
110,000	The Hartford Financial Services Group Inc.	5,287,700
136,000	The PNC Financial Services Group Inc.	16,352,640
10,000	Value Line Inc.	172,100
12,500	W. R. Berkley Corp.	882,875
140,000	Waddell & Reed Financial Inc., Cl. A	2,380,000
532,000	Wells Fargo & Co.	29,611,120

		286,860,940

	Food and Beverage — 13.5%
936,900	Brown-Forman Corp., Cl. A	44,099,883
157,000	Brown-Forman Corp., Cl. B	7,250,260
46,000	Campbell Soup Co.	2,633,040
800,000	China Mengniu Dairy Co. Ltd.	1,657,338
34,000	Chr. Hansen Holding A/S.	2,182,287
25,000	Coca-Cola European Partners plc	942,250
16,500	Coca-Cola HBC AG	426,067
357,000	Conagra Brands Inc.	14,401,380
31,000	Constellation Brands Inc., Cl. A	5,024,170
22,000	Core-Mark Holding Co. Inc.	686,180
40,000	Crimson Wine Group Ltd.†	400,000
233,000	Danone SA	15,848,514
443,100	Davide Campari-Milano SpA	5,138,255
296,000	Diageo plc, ADR	34,211,680
69,000	Dr Pepper Snapple Group Inc.	6,756,480
80,000	Farmer Brothers Co.†	2,828,000
310,000	Flowers Foods Inc.	6,017,100
41,000	Fomento Economico Mexicano SAB de CV, ADR	3,629,320
472,000	General Mills Inc.	27,852,720
2,000,000	Grupo Bimbo SAB de CV, Cl. A	4,972,693
10,000	Heineken Holding NV	795,515
92,500	Heineken NV	7,874,608
20,000	Heineken NV, ADR	849,000
2,000	Ingredion Inc.	240,860
160,000	ITO EN Ltd.	5,842,091
14,000	John Bean Technologies Corp.	1,231,300
80,000	Kellogg Co.	5,808,800
74,300	Kerry Group plc, Cl. A	5,879,765
440,000	Kikkoman Corp.	13,141,112
135,000	Lamb Weston Holdings Inc.	5,678,100
19,800	LVMH Moet Hennessy Louis Vuitton SE	4,348,109
155,000	Maple Leaf Foods Inc.	3,762,379
26,000	MEIJI Holdings Co. Ltd.	2,164,915
431,000	Mondelēz International Inc., Cl. A	18,567,480
245,000	Morinaga Milk Industry Co. Ltd.	1,817,749
500	National Beverage Corp.	42,265
63,000	Nestlé SA	4,833,575
152,000	Nissin Foods Holdings Co. Ltd.	8,423,965

Shares		Market Value
240,000	Parmalat SpA	$784,996
110,000	PepsiCo Inc.	12,304,600
68,000	Pernod Ricard SA	8,044,976
128,000	Post Holdings Inc.†	11,202,560
93,000	Remy Cointreau SA	9,104,749
110,000	Snyder’s-Lance Inc.	4,434,100
17,000	Suntory Beverage & Food Ltd.	716,159
14,000	The Kraft Heinz Co.	1,271,340
68,000	The Coca-Cola Co.	2,885,920
34,000	The Hain Celestial Group Inc.†	1,264,800
21,000	The J.M. Smucker Co.	2,752,680
375,000	Tingyi (Cayman Islands) Holding Corp.	470,952
160,000	Tootsie Roll Industries Inc.	5,976,000
5,000	Tyson Foods Inc., Cl. A	308,550
100,000	United Natural Foods Inc.†	4,323,000
195,300	Yakult Honsha Co. Ltd.	10,841,229

		354,945,816

	Health Care — 5.0%
90,000	Akorn Inc.†	2,167,200
175,000	Alere Inc.†	6,952,750
30,500	Allergan plc	7,287,060
17,000	AmerisourceBergen Corp.	1,504,500
38,000	Amgen Inc.	6,234,660
20,000	AngioDynamics Inc.†	347,000
55,372	Baxter International Inc.	2,871,592
7,500	Becton, Dickinson and Co.	1,375,800
11,000	Biogen Inc.†	3,007,620
5,000	Bio-Rad Laboratories Inc., Cl. A†	996,700
725,000	BioScrip Inc.†	1,232,500
5,500	Bioverativ Inc.†	299,530
75,000	Boston Scientific Corp.†	1,865,250
125,000	Bristol-Myers Squibb Co.	6,797,500
63,800	Chemed Corp.	11,655,622
15,000	Cigna Corp.	2,197,350
26,000	CONMED Corp.	1,154,660
45,000	DaVita Inc.†	3,058,650
28,000	Eli Lilly & Co.	2,355,080
48,000	Endo International plc†	535,680
65,000	Envision Healthcare Corp.†	3,985,800
44,000	Exactech Inc.†	1,108,800
20,000	Express Scripts Holding Co.†	1,318,200
20,000	Gerresheimer AG	1,583,989
50,000	HCA Holdings Inc.†	4,449,500
28,200	Henry Schein Inc.†	4,793,154
5,000	Humana Inc.	1,030,700
40,000	Indivior plc	161,423
71,500	Johnson & Johnson	8,905,325
98,356	Kindred Healthcare Inc.	821,273
20,000	McKesson Corp.	2,965,200
15,000	Medtronic plc	1,208,400
124,500	Merck & Co. Inc.	7,910,730

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
40,000	Mylan NV†	$1,559,600
30,432	Orthofix International NV†	1,160,981
30,000	Owens & Minor Inc.	1,038,000
50,000	Patterson Cos., Inc.	2,261,500
44,000	Quidel Corp.†	996,160
400	Regeneron Pharmaceuticals Inc.†	155,004
75,000	Roche Holding AG, ADR	2,402,250
17,000	Stryker Corp.	2,238,050
58,396	Tenet Healthcare Corp.†	1,034,193
10,000	UnitedHealth Group Inc.	1,640,100
20,000	VCA Inc.†	1,830,000
140,000	William Demant Holding A/S†	2,925,032
94,001	Wright Medical Group NV†	2,925,305
22,000	Zimmer Biomet Holdings Inc.	2,686,420
15,000	Zoetis Inc.	800,550

		129,792,343

	Hotels and Gaming — 1.3%
14,000	Accor SA	583,221
62,000	Belmond Ltd., Cl. A†	750,200
11,000	Churchill Downs Inc.	1,747,350
350,000	Genting Singapore plc	255,210
36,000	Hyatt Hotels Corp., Cl. A†	1,943,280
88,000	ILG Inc.	1,844,480
50,000	Las Vegas Sands Corp.	2,853,500
4,700,000	Mandarin Oriental International Ltd.	6,110,000
395,000	MGM Resorts International	10,823,000
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,347,037
55,000	Universal Entertainment Corp.	1,758,735
10,000	Wyndham Worldwide Corp.	842,900
14,000	Wynn Resorts Ltd.	1,604,540

		33,463,453

	Machinery — 3.3%
121,500	Caterpillar Inc.	11,270,340
1,350,000	CNH Industrial NV, New York	13,014,000
218,600	CNH Industrial NV, Brsaltaliana	2,108,157
256,000	Deere & Co.	27,868,160
45,000	Mueller Water Products Inc., Cl. A	531,900
93,000	Welbilt Inc.†	1,825,590
610,000	Xylem Inc.	30,634,200

		87,252,347

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	3,666,600
20,000	Nobility Homes Inc.	316,500
32,500	Skyline Corp.†	306,150

		4,289,250

	Metals and Mining — 1.7%
56,000	Agnico Eagle Mines Ltd.	2,376,640
1,666	Alcoa Corp.	57,310

Shares		Market Value
234,000	Barrick Gold Corp.	$4,443,660
30,000	Cliffs Natural Resources Inc.†	246,300
90,000	Franco-Nevada Corp.	5,895,900
160,000	Freeport-McMoRan Inc.†	2,137,600
60,000	Kinross Gold Corp.†	210,600
24,000	New Hope Corp. Ltd.	32,638
535,000	Newmont Mining Corp.	17,633,600
124,000	Royal Gold Inc.	8,686,200
84,000	Silver Wheaton Corp.	1,750,560
50,000	TimkenSteel Corp.†	945,500
180,000	Turquoise Hill Resources Ltd.†	552,600

		44,969,108

	Publishing — 1.1%
900	Graham Holdings Co., Cl. B	539,595
53,000	Meredith Corp.	3,423,800
136,000	News Corp., Cl. A	1,768,000
100,000	News Corp., Cl. B	1,350,000
125,000	S&P Global Inc.	16,342,500
210,000	The E.W. Scripps Co., Cl. A†	4,922,400
10,000	The New York Times Co., Cl. A	144,000

		28,490,295

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	601,590
330	Brookfield Business Partners LP	8,138
104,000	Griffin Industrial Realty Inc.	3,218,800
240,500	The St. Joe Co.†	4,100,525

		7,929,053

	Real Estate Investment Trusts — 0.4%
50,000	Forest City Realty Trust Inc., Cl. A	1,089,000
14,422	Host Hotels & Resorts Inc.	269,115
85,000	Ryman Hospitality Properties Inc.	5,255,550
120,000	Weyerhaeuser Co.	4,077,600

		10,691,265

	Retail — 2.6%
54,000	Aaron’s Inc.	1,605,960
144,000	AutoNation Inc.†	6,089,760
61,000	Costco Wholesale Corp.	10,229,090
250,000	CVS Health Corp.	19,625,000
40,000	HSN Inc.	1,484,000
270,000	J.C. Penney Co. Inc.†	1,663,200
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	195,586
144,000	Macy’s Inc.	4,268,160
50,000	Murphy USA Inc.†	3,671,000
20,100	Penske Automotive Group Inc.	940,881
10,000	Rush Enterprises Inc., Cl. B†	311,800
46,000	The Cheesecake Factory Inc.	2,914,560
31,000	The Home Depot Inc.	4,551,730
128,000	The Kroger Co.	3,774,720
30,000	Walgreens Boots Alliance Inc.	2,491,500

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
160,000	Whole Foods Market Inc.	$4,755,200

		68,572,147

	Specialty Chemicals — 1.8%
15,000	Ashland Global Holdings Inc.	1,857,150
40,000	Chemtura Corp.†	1,336,000
591,000	Ferro Corp.†	8,977,290
91,200	General Chemical Group Inc.†	1,186
140,000	H.B. Fuller Co.	7,218,400
109,000	International Flavors & Fragrances Inc.	14,445,770
381,000	OMNOVA Solutions Inc.†	3,771,900
9,000	Praxair Inc.	1,067,400
94,000	Sensient Technologies Corp.	7,450,440
38,000	SGL Carbon SE†	386,737

		46,512,273

	Telecommunications — 2.1%
36,000	CenturyLink Inc.	848,520
260,000	Cincinnati Bell Inc.†	4,602,000
175,000	Deutsche Telekom AG, ADR	3,071,250
30,000	Hellenic Telecommunications Organization SA	281,636
25,000	Hellenic Telecommunications Organization SA, ADR	115,875
55,000	Level 3 Communications Inc.†	3,147,100
68,607	Loral Space & Communications Inc.†	2,703,116
6,000	Orange SA, ADR	93,240
210,000	Sprint Corp.†	1,822,800
3,007,800	Telecom Italia SpA†	2,704,960
175,000	Telecom Italia SpA, ADR†	1,576,750
39,981	Telefonica Brasil SA, ADR	593,718
267,401	Telefonica SA, ADR	2,992,217
977,510	Telephone & Data Systems Inc.	25,913,790
230,000	Telesites SAB de CV†	149,261
110,000	VEON Ltd., ADR	448,800
108,000	Verizon Communications Inc.	5,265,000

		56,330,033

	Transportation — 0.7%
284,000	GATX Corp.	17,312,640
4,000	Kansas City Southern	343,040

		17,655,680

	Wireless Communications — 0.8%
115,000	America Movil SAB de CV, Cl. L, ADR	1,629,550
12,000	Millicom International Cellular SA	670,920
51,000	Millicom International Cellular SA, SDR	2,844,068
208,000	NTT DoCoMo Inc.	4,843,618
20,000	Tim Participacoes SA, ADR	319,600
70,000	T-Mobile US Inc.†	4,521,300

Shares		Market Value
175,000	United States Cellular Corp.†	$6,532,750

		21,361,806

	TOTAL COMMON STOCKS	2,617,743,020

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	573,376

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp., expire 12/31/49†	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	612

	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(a).	392,000

	TOTAL WARRANTS	392,612

Principal Amount
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$ 650,000	Mueller Industries Inc., 6.000%, 03/01/27	648,375

	TOTAL INVESTMENTS — 100.0% (Cost $1,011,284,233)	$2,619,357,583

	Aggregate tax cost	$1,022,196,409

	Gross unrealized appreciation	$1,626,371,029
	Gross unrealized depreciation	(29,209,855)

	Net unrealized appreciation/depreciation	$1,597,161,174

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of the Rule 144A security amounted to $392,000 or 0.01% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	—	$ 132,000	—	$ 132,000
Consumer Products	$ 117,785,512	—	$ 30	117,785,542
Diversified Industrial	121,846,086	25,080	—	121,871,166
Financial Services	286,817,419	43,521	—	286,860,940
Manufactured Housing and Recreational Vehicles	3,972,750	316,500	—	4,289,250
Specialty Chemicals	46,511,087	1,186	—	46,512,273
Other Industries (a)	2,040,291,849	—	—	2,040,291,849

Total Common Stocks	2,617,224,703	518,287	30	2,617,743,020

Corporate Bonds (a)	—	648,375	—	648,375
Preferred Stocks (a)	573,376	—	—	573,376
Rights (a)	—	—	200	200
Warrants (a)	612	392,000	—	392,612

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 2,617,798,691	$ 1,558,662	$ 230	$ 2,619,357,583

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of the securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2017, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q117QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer (principal executive officer)

Date	5/24/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer
(principal financial officer)

Date	5/12/2017

* Print the name and title of each signing officer under his or her signature.